MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

February 9, 2015

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MainStay VP Funds Trust (“Registrant”)

File Nos.  002-86082 and 811-03833-01

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 485(a) is a Prospectus and Statement of Additional Information relating to the MainStay VP Cushing Renaissance Advantage Portfolio, a series of MainStay VP Funds Trust, filed on Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 79 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please do not hesitate to contact Thomas Humbert at (973) 394-4505 if you have any questions regarding this filing.

Very truly yours,

Thomas C. Humbert

Assistant Secretary